Debentures	12 Months Ended
Dec. 31, 2025
Debentures [Abstract]
Debentures

Note 12 - Debentures

A.	Composed as follows:

	December 31, 2025		December 31, 2024
	Face value	Carrying amount	Face value	Carrying amount
	€ in thousands		€ in thousands
Debentures	254,858	249,177	198,421	191,529
Less current maturities	40,434	39,803	37,719	35,706
Total long-term debentures	214,424	209,374	160,702	155,823

B.	Debentures – Details

Series C Debentures

On July 25, 2019, the Company issued Series C Debentures due June 30, 2025 in a public offering in Israel in the aggregate principal amount of NIS 89,065 thousand (approximately €22,690 thousand based on the Euro/NIS exchange rate at that time). The gross proceeds of the offering were NIS 89,065 thousand and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 87,600 thousand (approximately €22,317 thousand based on the Euro/NIS exchange rate at that time). The Company extended the Series C Debentures through public and private placements in Israel in October 2020, February 2021 and October 2021 in the aggregate principal amount of NIS 370,939 thousand.

The principal amount of Series C Debentures was repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures originally bore a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive) and on June 6, 2022, the holders of Series C Debentures approved an amendment to the Series C Deed of Trust, which provided for certain revisions to the financial covenants and for the increase of the annual interest rate payable on the principal of the Series C Debentures by 0.25% from 3.3% to 3.55%, commencing on June 6, 2022.

The Series C Debentures were fully repaid on June 30, 2025.

Series D Convertible Debentures

On February 23, 2021, the Company issued new Series D Convertible Debentures in a public offering in Israel in the aggregate principal amount of NIS 62,000 thousand (approximately €15,627 thousand based on the Euro/NIS exchange rate at that time). The principal amount of the Series D Convertible Debentures is repayable in one installment on December 31, 2026. The Series D Convertible Debentures bear a fixed interest at the rate of 1.2% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing June 30, 2021, through December 31, 2026 (inclusive). The Series D Convertible Debentures are convertible into the Company’s ordinary shares, NIS 10.00 par value per share, at a conversion price of NIS 165 (approximately €41.6 based on the Euro/NIS exchange rate at that time), subject to adjustments upon customary terms. The Series D Convertible Debentures are not rated. The gross proceeds from the offering were approximately NIS 62,600 thousand and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 61,800 thousand (approximately €15,577 thousand based on the Euro/NIS exchange rate at that time). Of the total proceeds, an amount NIS 7,504 thousand (approximately €1,890 thousand based on the Euro/NIS exchange rate at that time) was recognized in Other long-term liabilities in connection with the convertible component. As of December 31, 2025, the amount of the liability was €9 thousand (€36 as of December 31, 2024).

The Series D Deed of Trust includes customary provisions, including (i) a negative pledge such that the Company may not place a floating charge on all of the Company assets, subject to certain exceptions and (ii) an obligation to pay additional interest for failure to maintain certain financial covenants, with an increase of 0.25% in the annual interest rate for the period in which the Company does not meet each standard and up to an increase of 0.75% in the annual interest rate.

The Series D Deed of Trust does not restrict the Company’s ability to issue any new series of debt instruments, other than in certain specific circumstances, and enables us to expand the Series D Convertible Debentures up to an aggregate par value of NIS 200 million provided that: (i) the Company is not in default of any of the immediate repayment provisions included in the Series D Deed of Trust or in breach of any of its material obligations to the holders of the Series D Convertible Debentures pursuant to the terms of the Series D Deed of Trust, (ii) the expansion will not harm the Company’s compliance with the financial covenants included in the distribution undertaking Series D Deed of Trust and (iii) to the extent the Series D Convertible Debentures are rated at the time of the expansion, the expansion will not harm the rating of the existing Series D Convertible Debentures.

The Series D Deed of Trust includes a number of customary causes for immediate repayment, including a default with certain financial covenants for the applicable period, and includes a mechanism for the update of the annual interest rate of the Series D Convertible Debentures in the event the Company does not meet certain financial covenants. The financial covenants are as follows:

1.	The Company Adjusted Balance Sheet Equity (as such term is defined in the Series D Deed of Trust, which, among other exclusions, excludes changes in the fair value of hedging transactions of electricity prices, such as the Talasol PPA), on a consolidated basis, shall not be less than €70 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €75 million for purposes of the update of the annual interest provision;

2.	The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations provided by entities who are in the business of lending money (excluding financing of projects and other exclusions as set forth in the Series D Deed of Trust), net of cash and cash equivalents, short-term investments, deposits, financial funds and negotiable securities, to the extent that these are not restricted (with the exception of a restriction for the purpose of securing any financial debt according to this definition) (together, the “Series D Net Financial Debt”), to (b) The Series D Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series D Net Financial Debt (the “Series D CAP, Net” and the “Series D Ratio of Net Financial Debt to Series D CAP, Net,” respectively), shall not exceed the rate of 68% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the updated of the annual interest provision; and

3.	The ratio of (a) the Series D Net Financial Debt, to (b) the Company earnings before financial expenses, net, taxes, depreciation and amortization, where the revenues from its operations are calculated based on the fixed asset model and not based on the financial asset model (IFRIC 12), and before share-based payments, when the data of assets or projects whose Commercial Operation Date occurred in the four quarters that preceded the test date will be calculated based on Annual Gross Up (as such terms are defined in the Series D Deed of Trust), based on the aggregate four preceding quarters (the “Series D Adjusted EBITDA” and the “Series D Ratio of Net Financial Debt to Series D Adjusted EBITDA,” respectively), shall not be higher than 14 for purposes of the immediate repayment provision and shall not be higher than 12 for purposes of the update of the annual interest provision.

The Series D Deed of Trust further provides that the Company may make distributions (as such term is defined in the Companies Law, e.g. dividends), to the Company’s shareholders, provided that: (a) the Company will not distribute more than 75% of the distributable profit, (b) the Company will not distribute dividends based on profit due to revaluation (for the removal of doubt, negative goodwill will not be considered a revaluation profit), (c) the Company is in compliance with all of its material undertakings to the holders of the Series D Debentures and (d) on the date of distribution and after the distribution no cause for immediate repayment exists. The Company is also required to maintain the following financial ratios (which are calculated based on the same definitions applicable to the financial covenants set forth above) after the distribution: (i) Series D Adjusted Balance Sheet Equity not lower than €85 million, (ii) Series D Ratio of Series D Net Financial Debt to Series D CAP, Net not to exceed 60%, and (iii) Series D Ratio of Series D Net Financial Debt to Series D Adjusted EBITDA, shall not be higher than 9, and the Company may not execute distributions unless it meets all of its material obligations to the holders of the Series D Convertible Debentures and unless no cause for immediate repayment exists on the date of distribution and after the distribution.

As of December 31, 2025, the financial covenants were met.

Series E Debentures

On February 1, 2023, the Company issued NIS 220 million (approximately €58.5 million based on the Euro/NIS exchange rate at that time) of the Series E Secured Debentures, due March 31, 2029, through a public offering in Israel. The net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 218 million (approximately €56 million based on the Euro/NIS exchange rate at that time). The Series E Debentures are secured by the following pledges:

i.	a fixed first-degree pledge on shares of Ellomay Luzon Energy held by Ellomay Energy LP, representing a 50% ownership of Ellomay Luzon Energy, which holds 18.75% of Dorad;

ii.	a floating first-degree pledge and an assignment by way of a pledge of, and with respect to, Ellomay Energy LP’s rights and agreements in connection with shareholder’s loans and capital notes provided by Ellomay Energy LP to Ellomay Luzon Energy; and

iii.	a fixed first-degree pledge on the Company rights and the rights of Ellomay Energy LP in and to a trust bank account in the name of the trustee of the Series E Secured Debentures.

The principal amount of Series E Secured Debentures is repayable in four equal installments on March 31 from 2026 through 2029 (inclusive). The Series E Secured Debentures bear a fixed interest at the rate of 6.05% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on March 31 and September 30, commencing March 31, 2023 through March 31, 2029 (inclusive).

The Series E Deed of Trust includes customary provisions, including (i) a negative pledge such that the Company may not place a floating charge on all of its assets, subject to certain exceptions and (ii) an obligation to pay additional interest for failure to maintain certain financial covenants, with an increase of 0.25% in the annual interest rate for the period in which the Company does not meet each standard and up to an increase of 0.75% in the annual interest rate. The Series E Deed of Trust does not restrict the Company’s ability to issue any new series of debt instruments, other than in certain specific circumstances, and enables us to expand the Series E Secured Debentures provided that: (i) The Company is not in default of any of the immediate repayment provisions included in the Series E Deed of Trust or in breach of any of its material obligations to the holders of the Series E Secured Debentures pursuant to the terms of the Series E Deed of Trust, (ii) the expansion will not harm its compliance with the financial covenants for purposes of the immediate repayment provision included in the Series E Deed of Trust, (iii) to the extent the Series E Secured Debentures are rated at the time of the expansion, the expansion will not harm the rating of the existing Series E Secured Debentures and (iv) the par value of the Series E Secured Debentures may not be higher than NIS 220 million following the expansion.

The Series E Deed of Trust includes a number of customary causes for immediate repayment, including a default with certain financial covenants for the applicable period, and as noted above a mechanism for the update of the annual interest rate in the event the Company does not meet certain financial covenants. The financial covenants are as follows:

a.	The Company Series E Adjusted Balance Sheet Equity (as such term is defined in the Series E Deed of Trust, which, among other exclusions, excludes changes in the fair value of hedging transactions of electricity prices, such as the Talasol PPA), on a consolidated basis, shall not be less than €75 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €80 million for purposes of the update of the annual interest provision;

b.	The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations provided by entities who are in the business of lending money (excluding financing of projects and other exclusions as set forth in the Series E Deed of Trust), net of cash and cash equivalents, short-term investments, deposits, financial funds and negotiable securities, to the extent that these are not restricted (with the exception of a restriction for the purpose of securing any financial debt according to this definition) (together, the “Series E Net Financial Debt”), to (b) the Company Series E Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series E Net Financial Debt (“Series E CAP, Net”, and “Series E Ratio of Net Financial Debt to Series E CAP, Net,” respectively), shall not exceed the rate of 65% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the update of the annual interest provision; and

c.	The ratio of (a) the Company Series E Net Financial Debt, to (b) the Company earnings before financial expenses, net, taxes, depreciation and amortization, where the revenues from the Company operations are calculated based on the fixed asset model and not based on the financial asset model (IFRIC 12), and before share-based payments, when the data of assets or projects whose Commercial Operation Date occurred in the four quarters that preceded the test date will be calculated based on Annual Gross Up (as such terms are defined in the Series E Deed of Trust), based on the aggregate four preceding quarters (the “Company Series E Adjusted EBITDA” and the “Series E Ratio of Net Financial Debt to Series E Adjusted EBITDA,” respectively), shall not be higher than 12 for three consecutive quarters for purposes of the immediate repayment provision and shall not be higher than 11 for purposes of the update of the annual interest provision.

The Series E Deed of Trust further provides that the Company may make distributions (as such term is defined in the Companies Law, e.g. dividends), to its shareholders, provided that: (a) the Company will not distribute more than 60% of the distributable profit, (b) the Company will not distribute dividends based on profit due to revaluation (for the removal of doubt, negative goodwill will not be considered a revaluation profit), (c) the Company are in compliance with all of its material undertakings to the holders of the Series E Secured Debentures, (d) on the date of distribution and after the distribution no cause for immediate repayment exists and (e) the Company will not make a distribution for as long as a “warning sign” (as such term is defined in the Israeli Securities Regulations) exists. The Company is also required to maintain the following financial ratios (which are calculated based on the same definitions applicable to the financial covenants set forth above) after the distribution: (i) Series E Adjusted Balance Sheet Equity not lower than €90 million, (ii) Series E Ratio of Net Financial Debt to Series E CAP, Net not to exceed 60%, and (iii) Series E Ratio of Net Financial Debt to Series E Adjusted EBITDA, shall not be higher than 9, and the Company may not execute distributions unless it meets all of its material obligations to the holders of the Series E Secured Debentures and unless no cause for immediate repayment exists on the date of distribution and after the distribution.

As of December 31, 2025, the financial covenants were met.

Subsequent to the reporting date, the terms of the Series E debentures were amended (see note 24).

Series F Debentures

On January 16, 2024, the Company issued in an Israeli public offering units consisting of an aggregate principal amount of NIS 170 million (approximately €41 million, as of the issuance date) of the Series F Debentures, due March 31, 2030, and Series 2 Warrants to purchase an aggregate of 1,020,000 ordinary shares at a price per share of NIS 80 (subject to customary adjustments), which expire on January 5, 2028. The net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 165 million (approximately €40 million as of the issuance date). Of the total proceeds of the offering, an amount of NIS 10,046 thousand (approximately €2,449 thousand based on the Euro/NIS exchange rate at that time) was recognized in Current liabilities in connection with these Warrants. As of December 31, 2025, the amount of the liability was €3,687 (€1,410 thousand as of December 31, 2024).

On April 17, 2024, the Company issued NIS 40 million par value of its unsecured non-convertible Series F Debentures, in a private placement to Israeli classified investors for an aggregate gross consideration of approximately NIS 37.8 million, reflecting a price of NIS 0.946 per NIS 1 principal amount Series F Debentures.

In August 2024, the Company issued in a private placement to Israeli classified investors NIS 52,029,136 par value of its unsecured non-convertible Series F Debentures, at a price of NIS 0.961 per NIS 1 principal amount of the Series F Debentures, for an aggregate gross consideration of approximately NIS 50 million (approximately €12 million as of the issuance date).

In November 2024, the Company issued in a private placement to Israeli classified investors NIS 66,061,600 par value of its unsecured non-convertible Series F Debentures, at a price of NIS 0.942 per NIS 1 principal amount of the Additional Series F Debentures, for an aggregate gross consideration of approximately NIS 62.2 million (approximately €15.2 million as of the issuance date).

Following completion of the private placement, the aggregate outstanding par value of the Company’s Series F Debentures is NIS 328,090,736. The principal amount of Series F Debentures is repayable in four non-equal installments on March 31 in each of the years 2027 to 2030 (inclusive) as follows: in each of the principal payments in the years 2027 and 2028 a rate of 30% of the principal will be paid, in the principal payment in the year 2029 a rate of 25% of the principal will be paid and in the principal payment in the year 2030 a rate of 15% of the principal will be paid. The Series F Debentures bear a fixed annual interest at the rate of 5.5% (that is not linked to the Israeli CPI or otherwise), payable semi-annually on March 31 and September 30, commencing March 31, 2024 through March 31, 2030 (inclusive).

The Series F Deed of Trust includes customary provisions, including (i) a negative pledge such that the Company may not place a floating charge on all of its assets, subject to certain exceptions and (ii) an obligation to pay additional interest for failure to maintain certain financial covenants, with an increase of 0.25% in the annual interest rate for the period in which the Company does not meet each standard and up to an increase of 0.75% in the annual interest rate. The Series F Deed of Trust does not restrict the Company’s ability to issue any new series of debt instruments, other than in certain specific circumstances, and enables us to expand the Series F Debentures provided that: (i) the Company is not in default of any of the immediate repayment provisions included in the Series F Deed of Trust or in breach of any of its material obligations to the holders of the Series F Debentures pursuant to the terms of the Series F Deed of Trust, (ii) the expansion will not harm its compliance with the financial covenants for purposes of the immediate repayment provision included in the Series F Deed of Trust and (iii) to the extent the Series F Debentures are rated at the time of the expansion, the expansion will not harm the rating of the existing Series F Debentures.

The Series F Deed of Trust includes a number of customary causes for immediate repayment, including a default with certain financial covenants for the applicable period, and as noted above a mechanism for the update of the annual interest rate in the event the Company does not meet certain financial covenants. The financial covenants are as follows:

a.	The Company Series F Adjusted Balance Sheet Equity (as such term is defined in the Series F Deed of Trust, which, among other exclusions, excludes changes in the fair value of hedging transactions of electricity prices, such as the PPA executed in connection with the Talasol Solar Plant, and interest rates), on a consolidated basis, shall not be less than €77 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €82 for purposes of the update of the annual interest provision;

b.	The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations provided by entities who are in the business of lending money (excluding financing of projects and other exclusions as set forth in the Series F Deed of Trust), net of cash and cash equivalents, short-term investments, deposits, financial funds and negotiable securities, to the extent that these are not restricted (with the exception of a restriction for the purpose of securing any financial debt according to this definition) (together, the “Series F Net Financial Debt”), to (b) the Company Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series F Net Financial Debt (“Series F CAP, Net”, “Series F Ratio of Net Financial Debt to Series F CAP, Net”), shall not exceed the rate of 65% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the update of the annual interest provision; and

c.	The ratio of (a) the Company Series F Net Financial Debt, to (b) the Company earnings before financial expenses, net, taxes, depreciation and amortization, where the revenues from its operations, such as the Talmei Yosef Solar Plant, are calculated based on the fixed asset model and not based on the financial asset model (IFRIC 12), and before share-based payments, when the data of assets or projects whose Commercial Operation Date occurred in the four quarters that preceded the test date will be calculated based on Annual Gross Up (as such terms are defined in the Series F Deed of Trust), based on the aggregate four preceding quarters, or its Series F Adjusted EBITDA (the “Series F Ratio of Net Financial Debt to Series F Adjusted EBITDA”), shall not be higher than 12 for three consecutive quarters for purposes of the immediate repayment provision and shall not be higher than 11 for purposes of the update of the annual interest provision.

The Series F Deed of Trust further provides that the Company may make distributions (as such term is defined in the Companies Law, e.g. dividends), to its shareholders, provided that: (a) the Company will not distribute more than 60% of the distributable profit, (b) the Company will not distribute dividends based on profit due to revaluation (for the removal of doubt, negative goodwill will not be considered a revaluation profit), (c) the Company is in compliance with all of its material undertakings to the holders of the Series F Debentures, (d) on the date of distribution and after the distribution no cause for immediate repayment exists and (e) the Company will not make a distribution for as long as a “warning sign” (as such term is defined in the Israeli Securities Regulations) exists. The Company is also required to maintain the following financial ratios (which are calculated based on the same definitions applicable to the financial covenants set forth above) after the distribution: (i) Series F Adjusted Balance Sheet Equity not lower than €94 million, (ii) Series F Ratio of Net Financial Debt to Series F CAP, Net not to exceed 58%, and (iii) Series F Ratio of Net Financial Debt to Series F Adjusted EBITDA, shall not be higher than 9, and the Company may not execute distributions unless it meets all of its material obligations to the holders of the Series F Debentures and unless no cause for immediate repayment exists on the date of distribution and after the distribution.

As of December 31, 2025, the financial covenants were met.

Subsequent to the reporting date, the terms of the Series F debentures were amended (see note 24).

Series G Debentures

On February 16, 2025, the Company issued in an Israeli public offering an aggregate principal amount of NIS 214,479,000 of its newly issued Series G Debentures, due December 31, 2032. The net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 211.9 million (approximately €56.7 million as of the issuance date).

In December 2025, the Company issued in a private placement to Israeli classified investors NIS 130,000,000 par value of its unsecured non-convertible Series G Debentures, at a price of NIS 1.05 per NIS 1 principal amount of the Additional Series G Debentures, for an aggregate gross consideration of approximately NIS 136.5 million (approximately €36.4 million as of the issuance date). The net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 136.1 million (approximately €36.3 million as of the issuance date). The consideration included an amount of approximately NIS 6.7 million (approximately €1.8 million as of the issuance date) in respect of accrued interest as of the issuance date.

Following completion of the private placement, the aggregate outstanding par value of the Company’s Series G Debentures is NIS 344,479,000. The principal amount of Series G Debentures is repayable in seven non-equal installment on December 31 in each of the years 2026 to 2032 (inclusive) as follows: 10% of the principal on the 2026 repayment date, 2.5% of the principal on each of the 2027 and 2028 repayment dates, 10% of the principal on the 2029 repayment date and 25% of the principal on each of the 2030, 2031 and 2032 repayment dates. The Series G Debentures bear a fixed interest at the rate of 6.34% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31, commencing December 31, 2025 through December 31, 2032 (inclusive).

The Series G Deed of Trust includes customary provisions, including (i) a negative pledge such that the Company may not place a floating charge on all of its assets, subject to certain exceptions and (ii) an obligation to pay additional interest for failure to maintain certain financial covenants, with an increase of 0.25% in the annual interest rate for the period in which the Company does not meet each standard and up to an increase of 0.75% in the annual interest rate. The Series G Deed of Trust does not restrict the Company’s ability to issue any new series of debt instruments, other than in certain specific circumstances, and enables the Company to expand the Series G Debentures provided that: (i) the Company is not in default of any of the immediate repayment provisions included in the Series G Deed of Trust or in breach of any of its material obligations to the holders of the Series G Debentures pursuant to the terms of the Series G Deed of Trust, (ii) the expansion will not harm the Company’s compliance with the financial covenants for purposes of the immediate repayment provision included in the Series G Deed of Trust and (iii) to the extent the Series G Debentures are rated at the time of the expansion, the expansion will not harm the rating of the existing Series G Debentures.

The Series G Deed of Trust includes a number of customary causes for immediate repayment, including a default with certain financial covenants for the applicable period, and as noted above a mechanism for the update of the annual interest rate in the event the Company does not meet certain financial covenants. The financial covenants are as follows:

a.	The Company’s Series G Adjusted Balance Sheet Equity (as such term is defined in the Series G Deed of Trust, which, among other exclusions, excludes changes in the fair value of hedging transactions of electricity prices, such as the PPA executed in connection with the Talasol Solar Plant, and interest rates), on a consolidated basis, shall not be less than €80 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €84 for purposes of the update of the annual interest provision;

b.	The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations provided by creditors who are in the business of lending money (excluding financing of projects and other exclusions as set forth in the Series G Deed of Trust), net of cash and cash equivalents, short-term investments, deposits, financial funds and negotiable securities, to the extent that these are not restricted (with the exception of a restriction for the purpose of securing any financial debt according to this definition) (together, the “Series G Net Financial Debt”), to (b) the Series G Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series G Net Financial Debt (the “Series G CAP, Net” and the “Series G Ratio of Net Financial Debt to Series G CAP, Net”), shall not exceed the rate of 65% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the update of the annual interest provision; and

c.	The ratio of (a) the Company’s Series G Net Financial Debt, to (b) the Company’s earnings before financial expenses, net, taxes, depreciation and amortization, where the revenues from the Company’s operations are calculated based on the fixed asset model and not based on the financial asset model (IFRIC 12), and before share-based payments, when the data of assets or projects whose Commercial Operation Date occurred in the four quarters that preceded the test date will be calculated based on Annual Gross Up (as such terms are defined in the Series G Deed of Trust), based on the aggregate four preceding quarters (“Series G Adjusted EBITDA” and “Series G Ratio of Net Financial Debt to Series G Adjusted EBITDA”), shall not be higher than 11 for three consecutive quarters for purposes of the immediate repayment provision and shall not be higher than 10 for purposes of the update of the annual interest provision.

The Series G Deed of Trust further provides that the Company may make distributions (as such term is defined in the Companies Law, e.g. dividends), to its shareholders, provided that: (a) the Company will not distribute more than 60% of the distributable profit, (b) the Company will not distribute dividends based on profit due to revaluation (for the removal of doubt, negative goodwill will not be considered a revaluation profit), (c) the Company is in compliance with all of its material undertakings to the holders of the Series G Debentures, (d) on the date of distribution and after the distribution no cause for immediate repayment exists and (e) the Company will not make a distribution for as long as a “warning sign” (as such term is defined in the Israeli Securities Regulations) exists. The Company is also required to maintain the following financial ratios (which are calculated based on the same definitions applicable to the financial covenants set forth above) after the distribution: (i) Series G Adjusted Balance Sheet Equity not lower than €97 million, (ii) Series G Ratio of Net Financial Debt to Series G CAP, Net not to exceed 58%, and (iii) Series G Ratio of Net Financial Debt to Series G Adjusted EBITDA, shall not be higher than 9, and the Company may not execute distributions unless it meets all of its material obligations to the holders of the Series G Debentures and unless no cause for immediate repayment exists on the date of distribution and after the distribution.

As of December 31, 2025, the financial covenants were met.

Subsequent to the reporting date, the terms of the Series G debentures were amended (see note 24).

C.	The aggregate annual maturities are as follows:

	December 31	December 31
	2025	2024
	€ in thousands
Second year	40,081	28,695
Third year	42,218	39,012
Fourth year	45,263	39,517
Fifth year	35,950	35,704
Sixth year and thereafter	45,862	12,895

Long-term debentures	209,374	155,823
Current maturities	39,803	35,706
Total Debentures	249,177	191,529